Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive loss
Balance (in shares) at Dec. 31, 2021		17,079,932
Balance at Dec. 31, 2021	$ 236,419	$ 1,242,006	$ 8,412	$ 11,516	$ (992,021)	$ (33,494)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		50,384
Issuance of common shares on exercise of share units	0	$ 1,266	(1,266)
Stock-based compensation	2,066		2,066
Net loss for the year	(32,695)				(32,695)
Other comprehensive income (loss)	$ (1,824)					(1,824)
Balance (in shares) at Dec. 31, 2022	17,130,316	17,130,316
Balance at Dec. 31, 2022	$ 203,966	$ 1,243,272	9,212	11,516	(1,024,716)	(35,318)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		44,186
Issuance of common shares on exercise of share units	0	$ 1,267	(1,267)
Stock-based compensation	1,727		1,727
Net loss for the year	(49,718)				(49,718)
Other comprehensive income (loss)	$ 4,473					4,473
Balance (in shares) at Dec. 31, 2023	17,174,502	17,174,502
Balance at Dec. 31, 2023	$ 160,448	$ 1,244,539	$ 9,672	$ 11,516	$ (1,074,434)	$ (30,845)